COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Future minimum payments
2021	$ 1,252
2022	1,294
2023	1,298
2024	1,263
2025	1,302
Thereafter	1,193
Total	7,602
Rent expense, including real estate taxes and related costs	$ 1,744	$ 1,683	$ 1,614